Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Nov. 19, 2020 CNY (¥) shares	Nov. 19, 2020 USD ($) shares	Sep. 30, 2020 shares	Apr. 30, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Feb. 25, 2019 $ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 05, 2018 $ / shares shares	Dec. 31, 2017 shares	Sep. 30, 2016 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares authorized share capital | $														$ 50,000
Common stock, shares authorized					4,044,840,121		10,000,000,000	4,044,840,121		4,251,747,715	4,278,473,823	4,363,824,941		5,000,000,000
Common stock, par value | $ / shares							$ 0.00001	$ 0.00001				$ 0.00001		$ 0.00001
Ordinary shares repurchased					7,713,574	62,388,247	62,388,247	17,197,032	14,503,820
Net proceeds from issuance of ordinary shares						¥ 4,380,213	$ 671,297,000
American Depositary Shares
Class Of Stock [Line Items]
Net proceeds from issuance of ordinary shares | ¥	¥ 4,350,000
American Depositary Shares | IPO
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	67,562,500	67,562,500
Net proceeds from issuance of ordinary shares | $		$ 664,700,000
Founders
Class Of Stock [Line Items]
Ordinary shares redesignated into preferred shares						6,443,998	6,443,998
Series Seed Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized										191,378,675		200,000,000
Preferred stock, par value | $ / shares												$ 0.00001
Temporary equity, shares issued													200,000,000
Temporary equity, increase in authorized shares							68,832,245
Temporary equity, par or stated value per share | $ / shares							$ 0.00001
Series Seed Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued							62,388,247
Series A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized												66,667,000
Preferred stock, par value | $ / shares												$ 0.00001
Temporary equity, shares issued													66,667,000
Series A-2 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized										131,987,050		183,715,000
Preferred stock, par value | $ / shares												$ 0.00001
Temporary equity, shares issued													145,038,000
Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized												14,503,820
Preferred stock, par value | $ / shares												$ 0.00001
Temporary equity, shares issued									14,503,820
Series B-2 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized												171,289,239
Preferred stock, par value | $ / shares												$ 0.00001
Temporary equity, shares issued									171,289,239
Series B-3 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized											85,351,118
Preferred stock, par value | $ / shares											$ 0.00001
Temporary equity, shares issued								85,351,118	85,351,118
Temporary equity, par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Series B-3+ Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares authorized										87,075,383
Preferred stock, par value | $ / shares										$ 0.00001
Preferred stock, shares issued										87,075,383
Temporary equity, shares issued								87,075,383
Temporary equity, par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Series C Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued					206,907,594			206,907,594
Temporary equity, increase in authorized shares							66,432,971
Temporary equity, par or stated value per share | $ / shares							$ 0.00001	$ 0.00001
Issuance of ordinary shares upon initial public offering, shares			39,859,783	26,573,188
Series C Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued					7,713,574
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					3,130,264,924		6,000,000,000	3,130,264,924
Ordinary shares, voting rights						one vote per share	one vote per share
Common stock, shares issued							1,736,321,157
Ordinary shares, decrease in authorized shares							392,306,730
Class A Ordinary Shares | American Depositary Shares | IPO
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	270,250,000	270,250,000
Class A Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued							149,363,572
Class A Ordinary Shares | Options
Class Of Stock [Line Items]
Issuances of shares due to exercise of share options						15,518,385	15,518,385
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					914,575,197		960,852,606	914,575,197
Common stock, par value | $ / shares							$ 0.00001
Ordinary shares, voting rights						ten votes per share	ten votes per share
Common stock, shares issued							960,852,606	914,575,197
Ordinary shares repurchased						62,388,247	62,388,247
Ordinary shares, increase in authorized shares							46,277,409
Class B Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued							21,356,415
Class B Ordinary Shares | Founders
Class Of Stock [Line Items]
Common stock, shares issued					157,846,049		93,753,239
Series D Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued							66,432,971
Temporary equity, increase in authorized shares							66,432,971
Temporary equity, par or stated value per share | $ / shares							$ 0.00001
Series E Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued							144,331,134
Temporary equity, increase in authorized shares							144,331,134
Temporary equity, par or stated value per share | $ / shares							$ 0.00001